Restatement of Previously Issued Financial Statements (Details) - Growth capital acquisition corp. [Member]	12 Months Ended
Mar. 31, 2021 USD ($)
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Net tangible assets	$ 5,000,001
Common Stock [Member]
Restatement of Previously Issued Financial Statements (Details) [Line Items]
Outstanding shares percentage	10.00%